Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SUPERFUND GOLD, L.P.
Entity Central Index Key	0001433147
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company